Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current liabilities
Current portion	$ 4,900	$ 5,546
Long-term liabilities
Non-current portion	$ 10,907	$ 13,051
Equity
Share capital, shares issued (in shares)	201,190,621	201,190,621
Shares outstanding (in shares)	199,503,293	200,485,621
Par value per share (in USD per share)	$ 0.05	$ 0.05
Other Receivable, after Allowance for Credit Loss, Current, Related Party Type [Extensible Enumeration]	Related Party	Related Party
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party Type [Extensible Enumeration]	Related Party	Related Party
Accounts Payable, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Current liabilities
Current portion	$ 2,080	$ 2,010
Long-term liabilities
Non-current portion	$ 10,272	$ 11,345